OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Expense By Nature Abstract
Schedule of expenditures
	For the year ended December 31, 2025
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$248	$468	$39	$4	$759
Consultants(1)	459	32	38	9	538
Depreciation (non-cash)	135	314	-	-	449
Directors’ fees	323	-	-	-	323
Marketing and conferences	3	2	894	12	911
Professional fees	945	4	-	-	949
Salaries	1,698	244	761	579	3,282
Share-based payments (non-cash) (Note 12)	1,048	33	174	339	1,594
Transfer agent and filing fees	187	-	45	-	232
Travel and accommodation	57	45	66	63	231
Operating expenses total	$5,103	$1,142	$2,017	$1,006	$9,268
Impairment of non-current asset (non-cash) (Note 4)	-	-	-	-	6,426
Loss from operational activities	-	-	-	-	$15,694
	For the year ended December 31, 2024
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$237	$253	$13	$7	$510
Consultants	351	25	-	114	490
Depreciation (non-cash)	156	330	-	-	486
Directors’ fees	305	-	-	-	305
Marketing and conferences	7	15	820	4	846
Professional fees	441	-	-	-	441
Salaries	2,029	146	381	198	2,754
Share-based payments (non-cash) (Note 12)	936	17	254	412	1,619
Transfer agent and filing fees	174	-	16	-	190
Travel and accommodation	37	8	56	48	149
Operating expenses total	$4,673	$794	$1,540	$783	$7,790
Impairment of non-current asset (non-cash)	-	11,955	-	-	11,955
Loss from operational activities	$4,673	$12,749	$1,540	$783	$19,745